Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

11.Related Party Transactions

From time to time, the Company enters into strategic agreements with Fluor, whereby Fluor or NuScale perform services for one another. For the three months ended March 31, 2022 and 2021, NuScale incurred expenses of $3,601 and $3,193, respectively, related to such arrangements. As of March 31, 2022 and 2021, NuScale owes Fluor, as accounts payable, amounts totaling $2,100 and $1,021, respectively. For the three months ended March 31, 2022 and 2021, NuScale earned revenue of $1,561 and $441, respectively.

10.	Related Party Transactions

From time to time, the Company enters into strategic agreements with Fluor, whereby Fluor or NuScale perform services for one another. For the years ended December 31, 2021 and 2020, NuScale incurred expenses of $18,113 and $4,452, respectively. As of December 31, 2021 and 2020, NuScale owes Fluor, as accounts payable, amounts totaling $3,731 and $1,949, respectively. For the years ended December 31, 2021 and 2020, NuScale earned revenue of $1,553 and $0, respectively.